Income Taxes	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE I - INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2022 and 2021, as follows:

(in thousands)	2022	2021
Income taxes at the statutory rate of 21%	$434	$456
Increase (decrease) resulting from:
Cash surrender value of life insurance	(16)	(19)
State income taxes, net of federal benefit	130	(83)
Other	(71)	(2)
	$477	$352

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2022	2021
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$381	$405
Accrued expenses	72	102
Fair value accounting adjustments at acquisition	107	199
Nonaccrued interest on loans	107	109
Other real estate owned adjustments	-	3
Depreciation	73	42
State net operating loss carryforward	121	227
Total deferred tax assets	861	1,087

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(981)
Deferred loan origination costs	(36)	(30)
Loan servicing rights	(46)	(37)
Accrual to cash adjustment	(152)	(106)
Fair value accounting adjustments on acquisition	(535)	(547)
Total deferred tax liabilities	(1,750)	(1,701)
Net deferred tax liability	$(889)	$(614)

The Company has state net operating loss carryforward of $3.1 million, which expires beginning 2031.

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2022, include approximately $5.2 million for which federal income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.3 million at June 30, 2022.